LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to ordinary shareholders	¥ (66,392)	$ (9,494)	¥ (64,743)	¥ (392,693)
Weighted average number of ordinary shares-basic	174,026,392	174,026,392	171,835,632	168,609,128
Weighted average number of ordinary shares-diluted	174,026,392	174,026,392	171,835,632	168,609,128
Net loss per ordinary share-basic | (per share)	¥ (0.38)	$ (0.05)	¥ (0.38)	¥ (2.33)
Net loss per ordinary share-diluted | (per share)	¥ (0.38)	$ (0.05)	¥ (0.38)	¥ (2.33)